Intangible assets, net - Schedule of Annual Estimated Amortization Expense for Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Amortization for Intangible Assets
2023	¥ 4,463			$ 647
2024	3,713			538
2025	2,944			427
2026	2,435			353
2027	2,368			343
Thereafter	14,749			2,139
Total	30,672			$ 4,447
Intangible assets
Intangible assets, net
Amortization expenses for intangible assets	¥ 9,613	¥ 16,547	¥ 64,536